Schedule of Investments (unaudited)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
Megaport Ltd.(a)	223,152	$1,325,720

Canada — 0.9%
ATS Automation Tooling Systems Inc.(a)	91,156	2,660,210

China — 12.4%
Alibaba Group Holding Ltd.(a)	215,600	2,629,819
Baidu Inc.(a)	180,000	2,869,866
DouYu International Holdings Ltd., ADR(a)	1,448,736	2,564,263
Hello Group Inc., ADR	405,304	2,156,217
HUYA Inc., ADR(a)	512,304	2,115,816
iQIYI Inc., ADR(a)	697,200	2,482,032
JD.com Inc., Class A(a)	2,450	76,387
JOYY Inc., ADR	80,208	3,173,831
Kingsoft Cloud Holdings Ltd., ADR(a)	227,424	823,275
Kuaishou Technology(a)(b)	312,000	2,547,723
Shanghai MicroPort MedBot Group Co. Ltd.(a)(c)	504,000	1,779,870
Tencent Holdings Ltd.	52,800	2,488,194
Tencent Music Entertainment Group, ADR(a)(c)	544,416	2,313,768
Weibo Corp., ADR(a)	102,144	2,363,612
Xiaomi Corp., Class B(a)(b)	1,305,600	1,987,565
ZTE Corp., Class H	1,248,000	2,620,307
		34,992,545
France — 3.4%
Atos SE	79,488	1,936,452
Dassault Systemes SE	57,120	2,526,095
Somfy SA, NVS	16,800	2,239,239
Vivendi SE	259,440	2,979,817
		9,681,603
Germany — 1.5%
Duerr AG	79,008	2,053,397
Nemetschek SE	28,224	2,239,697
		4,293,094
Israel — 2.6%
Maytronics Ltd.	134,832	2,394,051
Nano Dimension Ltd., ADR(a)(c)	775,056	2,201,159
Stratasys Ltd.(a)(c)	135,696	2,631,145
		7,226,355
Japan — 10.5%
FANUC Corp.	16,400	2,512,940
Harmonic Drive Systems Inc.	76,800	1,942,377
Hitachi Ltd.	57,200	2,712,793
Kawasaki Heavy Industries Ltd.	192,100	3,416,075
Kyocera Corp.	55,400	2,908,884
MINEBEA MITSUMI Inc.	124,800	2,394,432
Nidec Corp.	28,800	1,861,893
Oracle Corp. Japan	33,600	2,159,181
Ricoh Co. Ltd.	360,000	2,628,686
Sharp Corp./Japan.	292,800	2,477,469
Sony Group Corp.	26,000	2,243,826
Yaskawa Electric Corp.	69,600	2,363,299
		29,621,855
Netherlands — 0.9%
Stellantis NV	184,896	2,482,349
Yandex NV, Class A(a)(d)	50,541	505
		2,482,854
Security	Shares	Value

Singapore — 0.9%
STMicroelectronics NV	69,216	$2,557,335

South Korea — 3.6%
AfreecaTV Co. Ltd.	19,344	1,658,106
LG Electronics Inc.	31,872	2,886,553
Samsung Electronics Co. Ltd.	51,552	2,747,389
Samsung SDS Co. Ltd.	25,344	2,953,481
		10,245,529
Sweden — 1.3%
Spotify Technology SA(a)	14,493	1,473,214
Surgical Science Sweden AB(a)	115,440	2,197,125
		3,670,339
Taiwan — 7.9%
Alchip Technologies Ltd., NVS	96,000	2,812,358
Faraday Technology Corp.	475,000	4,053,832
Global Unichip Corp.	155,000	2,122,592
Hiwin Technologies Corp.	328,000	2,428,899
Holtek Semiconductor Inc.	836,000	2,595,905
HTC Corp.(a)	1,075,000	1,688,804
Nuvoton Technology Corp.	585,000	2,805,840
RDC Semiconductor Co. Ltd.(a)	202,000	2,123,552
Via Technologies Inc.	1,008,000	1,638,505
		22,270,287
United Kingdom — 1.5%
AVEVA Group PLC	77,952	2,095,043
Clarivate PLC(a)(c)	139,392	2,185,667
		4,280,710
United States — 51.7%
3D Systems Corp.(a)	154,656	1,753,799
Adobe Inc.(a)	5,328	2,109,622
Advanced Micro Devices Inc.(a)	48,864	4,178,849
Alphabet Inc., Class A(a)	1,152	2,629,083
Altair Engineering Inc., Class A(a)(c)	46,224	2,510,888
Alteryx Inc., Class A(a)	52,752	3,386,678
Altra Industrial Motion Corp.	60,768	2,369,952
Amazon.com Inc.(a)	960	2,386,205
Ambarella Inc.(a)	16,944	1,390,764
AMETEK Inc.	23,500	2,967,110
Analog Devices Inc.	18,000	2,778,840
ANSYS Inc.(a)	8,583	2,366,247
Apple Inc.	20,352	3,208,493
Autodesk Inc.(a)	12,720	2,407,642
Bentley Systems Inc., Class B	70,416	2,984,934
Bumble Inc., Class A(a)	103,488	2,482,677
CEVA Inc.(a)	77,040	2,799,634
Cognex Corp.	43,776	2,960,571
Concentrix Corp.	19,440	3,061,411
Desktop Metal Inc., Class A(a)	577,776	2,027,994
Domo Inc., Class B(a)(c)	68,016	2,817,223
Dropbox Inc., Class A(a)	137,424	2,988,972
Elastic NV(a)	29,065	2,213,009
FARO Technologies Inc.(a)	48,672	1,668,963
Freshworks Inc.(a)(c)	115,776	2,103,650
fuboTV Inc.(a)	186,432	706,577
GoDaddy Inc., Class A(a)	47,568	3,843,970
HubSpot Inc.(a)	4,368	1,657,350
Informatica Inc.(a)(c)	100,992	1,965,304
Intel Corp.	66,528	2,899,955
International Business Machines Corp.	27,792	3,674,380

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Intuitive Surgical Inc.(a)	10,272	$2,458,090
iRobot Corp.(a)(c)	45,456	2,302,346
Lattice Semiconductor Corp.(a)	44,208	2,123,752
Lumen Technologies Inc.	266,112	2,677,087
Matterport Inc.(a)(c)	128,208	735,914
Meta Platforms Inc, Class A(a)	10,704	2,145,831
Microchip Technology Inc.	38,352	2,500,550
Microsoft Corp.	10,329	2,866,504
MicroStrategy Inc., Class A(a)(c)	5,232	1,853,017
Netflix Inc.(a)	5,472	1,041,650
NVIDIA Corp.	10,656	1,976,368
Pegasystems Inc.	29,808	2,282,995
Pinterest Inc., Class A(a)	91,680	1,881,274
Proto Labs Inc.(a)	67,056	2,857,256
PTC Inc.(a)(c)	29,184	3,333,105
QUALCOMM Inc.	18,528	2,588,176
salesforce.com Inc.(a)(c)	12,768	2,246,402
Silicon Laboratories Inc.(a)(c)	16,944	2,285,915
Snap Inc., Class A, NVS(a)(c)	70,176	1,997,209
Snowflake Inc., Class A(a)	9,552	1,637,595
Splunk Inc.(a)	28,752	3,508,319
Sumo Logic Inc.(a)	241,776	2,267,859
Teradata Corp.(a)	79,476	3,286,333
Texas Instruments Inc.	16,992	2,892,888
Twitter Inc.(a)	78,192	3,832,972
Velo3D Inc.(a)	377,904	1,322,664
Vicarious Surgical Inc., Class A, NVS(a)(c)	310,608	1,528,191
Vimeo Inc.(a)	178,080	1,814,635
Walt Disney Co. (The)(a)	22,512	2,513,015
		146,058,658

Total Common Stocks — 99.6%
(Cost: $341,083,636)	281,367,094
Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	16,234,328	$16,234,328
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	120,000	120,000
		16,354,328

Total Short-Term Investments — 5.8%
(Cost: $16,353,296)		16,354,328

Total Investments in Securities — 105.4%
(Cost: $357,436,932)		297,721,422

Other Assets, Less Liabilities — (5.4)%		(15,301,357)

Net Assets — 100.0%		$282,420,065

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,642,364	$—	$(13,395,660	)(a)	$(9,109)	$(3,267)	$16,234,328	16,234,328	$361,393	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	790,000	—	(670,000	)(a)	—	—	120,000	120,000	98		—
					$(9,109)	$(3,267)	$16,354,328		$361,491		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	6	06/17/22	$854	$(42,793)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$175,202,866	$106,163,723	$505	$281,367,094
Money Market Funds	16,354,328	—	—	16,354,328
	$191,557,194	$106,163,723	$505	$297,721,422
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(42,793)	$—	$—	$(42,793)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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